                                             UAM Funds
                                             Funds for the Informed Investor(SM)



C&B Equity Portfolio
for Taxable Investors
Semi-Annual Report                                                April 30, 1999
--------------------------------------------------------------------------------







                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                             C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10

--------------------------------------------------------------------------------

UAM FUNDS                                            C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

May 18, 1999

Dear Shareholder:

The following report provides a detailed description of the securities held and statement of operations for the C&B Equity Portfolio for Taxable Investors the six month period ended April 30, 1999.

For this period, the C&B Equity Portfolio for Taxable Investors underperformed its benchmark index, the S&P 500. Over this period, the Cooke & Bieler Taxable Equity Fund increased by 12.16% versus the S&P 500 being up 22.31%. Given Cooke & Bieler's "high quality, low risk" approach, these results are not out of line with the expectations of the Cooke & Bieler style nor inconsistent with the firm's philosophy.

As of April 30, 1999, common stocks represented 92% of the portfolio, with cash reserves being 8%.

The first half of this six month period ended April 30, 1999 was particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks. However, most recently from February to April, our style rebounded and the Portfolio outperformed the S&P 500 by approximately 800 basis points.

Cooke & Bieler continues to employ an investment process that it believes is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteris-tics of companies held in the C&B Equity Portfolio for Taxable Investors should provide this downside protection. These high quality characteristics, as compared to the S&P 500, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

Cooke & Bieler, Inc.

UAM FUNDS                                            C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------


    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives.

 The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

                      Definition of the Comparative Index

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 finan-cial, 40 utility and 20 transportation stocks.

The comparative index assumes reinvestment of dividends and, unlike a Portfo-lio's returns, does not reflect any fees or expenses.

      If such fees were reflected in the comparative index's returns, the performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 92.3%

                                                         Shares       Value+
                                                       ----------- ------------

 AEROSPACE & DEFENSE - 2.1%
  Raytheon Co., Class B...............................       1,200 $     84,300
                                                                   ------------

 AUTOMOTIVE - 3.5%
  Dana Corp. .........................................       2,900      136,663
                                                                   ------------

 BEVERAGES, FOOD & TOBACCO - 14.0%
  Anheuser-Busch Cos., Inc. ..........................       2,000      146,250
  Ralston-Ralston Purina Group........................       2,500       76,250
  UST, Inc. ..........................................       5,400      150,525
  Wendy's International Corp. ........................       3,500       94,719
  Whitman Corp. ......................................       5,000       81,875
                                                                   ------------
                                                                        549,619
                                                                   ------------

 CAPITAL EQUIPMENT - 9.9%
  Dover Corp. ........................................       4,000      147,750
  Grainger (W.W.), Inc. ..............................       3,500      175,656
  Snap-On, Inc. ......................................       2,000       65,125
                                                                   ------------
                                                                        388,531
                                                                   ------------

 CONSTRUCTION - 4.0%
  Sherwin-Williams Co. ...............................       5,000      155,625
                                                                   ------------

 CONSUMER DURABLES - 5.8%
  Corning, Inc. ......................................       3,000      171,750
  Newell Rubbermaid, Inc. ............................       1,182       56,071
                                                                   ------------
                                                                        227,821
                                                                   ------------

 CONSUMER NON-DURABLES - 7.3%
  Hasbro, Inc. .......................................       3,000      102,375
  NIKE, Inc., Class B.................................       3,000      186,563
                                                                   ------------
                                                                        288,938
                                                                   ------------

 ELECTRONICS - 1.6%
  Motorola, Inc. .....................................         800       64,100
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

 ENERGY - 7.4%
  Exxon Corp. ........................................       1,400 $    116,288
  Royal Dutch Petroleum Co. (NY Shares)...............       3,000      176,062
                                                                   ------------
                                                                        292,350
                                                                   ------------

 FINANCIAL SERVICES - 8.9%
  Marsh & McLennan Cos., Inc. ........................       2,000      153,125
  MBIA, Inc. .........................................       1,500      100,875
  State Street Corp. .................................       1,100       96,250
                                                                   ------------
                                                                        350,250
                                                                   ------------

 INSURANCE - 3.4%
  UNUM Corp. .........................................         800       43,700
  XL Capital Ltd. ....................................       1,500       91,031
                                                                   ------------
                                                                        134,731
                                                                   ------------

 MULTI-INDUSTRY - 5.6%
  National Service Industries, Inc. ..................       3,000      116,813
  Raychem Corp. ......................................       4,000      105,750
                                                                   ------------
                                                                        222,563
                                                                   ------------

 OFFICE EQUIPMENT - 8.5%
  International Business Machines Corp. ..............         900      188,268
  Pitney Bowes, Inc. .................................         900       62,944
  Xerox Corp. ........................................       1,400       82,250
                                                                   ------------
                                                                        333,462
                                                                   ------------

 PHARMACEUTICALS - 4.8%
  Bristol-Myers Squibb Co. ...........................       1,200       76,275
  Merck & Co., Inc. ..................................       1,600      112,400
                                                                   ------------
                                                                        188,675
                                                                   ------------

 SERVICES - 2.6%
  Sysco Corp. ........................................       3,500      103,906
                                                                   ------------

 UTILITIES - 2.9%
  Enron Corp. ........................................       1,500      112,875
                                                                   ------------
  TOTAL COMMON STOCKS (Cost $2,894,414)...........................    3,634,409
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 7.9%

                                                        Face
                                                       Amount       Value+
                                                     ----------- ------------

 REPURCHASE AGREEMENT - 7.9%
  Chase Securities, Inc. 4.87%, dated 4/30/99, due
   5/3/99, to be repurchased at $309,125,
   collateralized by $285,761 of various U.S.
   Treasury Notes, 5.50%-7.00% due from 5/15/06-
   5/15/08, valued at $309,163 (Cost $309,000)...... $   309,000 $    309,000
                                                                 ------------
  TOTAL INVESTMENTS - 100.2% (Cost $3,203,414)(a)...............    3,943,409
                                                                 ------------
  OTHER ASSETS AND LIABILITIES (NET) - (0.2%)...................       (5,921)
                                                                 ------------
  NET ASSETS - 100%............................................. $  3,937,488
                                                                 ============

  + See Note A to Financial Statements.
(a) The cost for federal income tax purpose was $3,203,414. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $739,995. This consisted of aggregate gross unrealized appreciation for all securities of $779,492 and aggregate gross unrealized depreciation for all securities of $39,497.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           APRIL 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 Assets
 Investments, at Cost............................................. $3,203,414
                                                                   ==========
 Investments, at Value - Note A................................... $3,943,409
 Cash.............................................................        284
 Receivable due from Investment Adviser - Note B..................      8,989
 Dividends Receivable.............................................      3,256
 Interest Receivable..............................................         42
 Other Assets.....................................................         26
                                                                   ----------
  Total Assets....................................................  3,956,006
                                                                   ----------
 Liabilities
 Payable for Administrative Fees - Note C.........................      7,242
 Payable for Custodian Fees - Note D..............................        173
 Payable for Directors' Fees - Note F.............................      1,335
 Other Liabilities................................................      9,768
                                                                   ----------
  Total Liabilities...............................................     18,518
                                                                   ----------
 Net Assets....................................................... $3,937,488
                                                                   ==========
 Net Assets Consist of:
 Paid in Capital.................................................. $3,470,002
 Undistributed Net Investment Income..............................      1,956
 Accumulated Net Realized Loss....................................   (274,465)
 Unrealized Appreciation..........................................    739,995
                                                                   ----------
 Net Assets....................................................... $3,937,488
                                                                   ==========
 Institutional Class Shares
 Shares Issued and Outstanding ($0.001 par value) (Authorized
  25,000,000).....................................................    288,271
 Net Asset Value, Offering and Redemption Price Per Share......... $    13.66
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           FOR THE SIX MONTHS ENDED APRIL 30,
                                           1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends............................................................ $  29,824
Interest.............................................................     4,226
                                                                      ---------
 Total Income........................................................    34,050
                                                                      ---------
Expenses
Administrative Fees - Note C.........................................    41,379
Investment Advisory Fees - Note B....................................    11,373
Audit Fees...........................................................     6,134
Registration and Filing Fees.........................................     5,830
Printing Fees........................................................     4,607
Directors' Fees - Note F.............................................     1,952
Custodian Fees - Note D..............................................       688
Shareholder Servicing Fees...........................................       288
Other Expenses.......................................................     2,509
Investment Advisory Fees Waived - Note B.............................   (11,373)
Expenses Assumed by the Investment Adviser - Note B..................   (45,148)
                                                                      ---------
 Net Expenses Before Expense Offset..................................    18,239
Expense Offset - Note A..............................................       (17)
                                                                      ---------
 Net Expense After Expense Offset....................................    18,222
                                                                      ---------
Net Investment Income................................................    15,828
                                                                      ---------
Net Realized Loss on Investments.....................................  (136,526)
Net Change in Unrealized Appreciation/Depreciation on Investments....   541,905
                                                                      ---------
Net Gain on Investments..............................................   405,379
                                                                      ---------
Net Increase in Net Assets Resulting from Operations................. $ 421,207
                                                                      =========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months      Year
                                                         Ended         Ended
                                                     April 30, 1999 October 31,
                                                      (Unaudited)      1998
                                                     -------------- -----------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income.............................    $   15,828   $    32,885
 Net Realized Loss.................................      (136,526)     (131,119)
 Net Change in Unrealized
  Appreciation/Depreciation........................       541,905       120,747
                                                       ----------   -----------
 Net Increase in Net Assets Resulting from
  Operations.......................................       421,207        22,513
                                                       ----------   -----------
Distributions:
 Net Investment Income.............................       (15,011)      (32,989)
                                                       ----------   -----------
Capital Share Transactions: (1)
 Issued............................................       237,949     3,793,725
 In Lieu of Cash Distributions.....................         8,447        24,913
 Redeemed..........................................      (207,429)   (1,309,029)
                                                       ----------   -----------
 Net Increase from Capital Share Transactions......        38,967     2,509,609
                                                       ----------   -----------
 Total Increase....................................       445,163     2,499,133
Net Assets:
 Beginning of Period...............................     3,492,325       993,192
                                                       ----------   -----------
 End of Period (including undistributed net
  investment income of $1,956 and $1,139
  respectively)....................................    $3,937,488   $ 3,492,325
                                                       ==========   ===========
(1) Shares Issued and Redeemed:
 Issued............................................        18,600       307,354
 In Lieu of Cash Distributions.....................           671         2,097
 Redeemed..........................................       (16,481)     (110,683)
                                                       ----------   -----------
                                                            2,790       198,768
                                                       ==========   ===========

The accompanying notes are an integral part of the financial statements.

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                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period

                                           Six Months      Year     February 12,
                                             Ended         Ended    1997*** to,
                                         April 30, 1999 October 31, October 31,
                                          (Unaudited)      1998         1997
                                         -------------- ----------- ------------
Net Asset Value, Beginning of Period...      $12.23       $11.45       $10.00
                                             ------       ------       ------
Income From Investment Operations:
 Net Investment Income.................        0.06         0.14         0.11
 Net Realized and Unrealized Gain......        1.42         0.79#        1.44
                                             ------       ------       ------
 Total From Investment Operations......        1.48         0.93         1.55
                                             ------       ------       ------
Distributions:
 Net Investment Income.................       (0.05)       (0.15)       (0.10)
                                             ------       ------       ------
Net Asset Value, End of Period.........      $13.66       $12.23       $11.45
                                             ======       ======       ======
Total Return+..........................       12.16%**      8.16%       15.54%**
                                             ======       ======       ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)..      $3,937       $3,492       $  993
Ratio of Expenses to Average Net
 Assets................................        1.00%*       1.01%        1.00%*
Ratio of Net Investment Income to
 Average Net Assets....................        0.87%*       1.24%        1.57%*
Portfolio Turnover Rate................          12%          49%           3%
Ratio of Voluntarily Waived Fees and
 Expenses Assumed by Affiliates to
 Average Net Assets....................        3.10%*       3.48%       17.45%*
Ratio of Expenses to Average Net Assets
 Including Expense Offsets.............        1.00%*       1.00%        1.00%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total Return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
  # The amount shown for the year ended October 31,1998 for a share outstanding throughout the year does not agree with the amount of aggregate net gains on investments for the year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (Unaudited)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term, after tax total return consistent with minimizing risk to principal.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the average be-tween the last reported bid and the last reported offer prices quoted on such day. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from deal-ers, market transactions in comparable securities and various relation-ships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of

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UAM FUNDS                                            C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

  the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolio has the right to liquidate the collat-eral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, real-ization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income quarterly. Any realized net capi-tal gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses that cannot be directly

UAM FUNDS                                            C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

  attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, and transfer agent services to the Portfolio under a Fund Administration Agreement. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services, including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Sys-tems, Inc. ("DST"), under which DST provides transfer agent and dividend-dis-bursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:
  --Effective April 15, 1999, an annual base fee, which is retained by the Administrator, calculated at an annual rate equal to $14,500 for the first operational share class.
  --A portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio, which is retained by the Administrator.
  --An annual base fee that the Administrator pays to CGFSC for its administrative and fund accounting services calculated at an annual rate of no more than $52,500 for the first operational share class plus
    0.039% of their pro rata share of the combined average net assets of the UAM Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.

UAM FUNDS                                            C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class.

  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned $41,379 from the Portfolio of which $29,135 and $7,580 was paid to CGFSC and UAMSSC, respectively, for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. Purchases and Sales: For the six months ended April 30, 1999, the Portfo-lio made purchases of $403,189 and sales of $574,443 of investment securities, other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quar-ter, is accrued by each participating portfolio based on its average daily un-used portion of the line of credit. During the six months ended April 30, 1999, the Portfolio had no borrowings under the agreement.

  I. Other: At April 30, 1999, 35.7% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                             C & B EQUITY PORTFOLIO FOR
                                                      TAXABLE INVESTORS
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (825-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.